AVAILABLE-FOR-SALE SECURITIES (Tables)	3 Months Ended
Mar. 31, 2014
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at March 31, 2014	As at December 31, 2013
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$41,028	$30,583
Unrealized gains in accumulated other comprehensive income (loss)	31,123	11,530

Estimated fair value	72,151	42,113

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	39,987	39,933
Unrealized losses in accumulated other comprehensive income (loss)	(6,320)	(7,465)

Estimated fair value	33,667	32,468

Total estimated fair value of available-for-sale securities	$105,818	$74,581